Consolidated Statements of Financial Position (Parenthetical) - shares	Dec. 31, 2017	Dec. 31, 2016
Preferred shares
Statement [Line Items]
Number of shares authorised	25,000,000	25,000,000
Capital stock | Common shares
Statement [Line Items]
Number of shares issued	83,770,254	89,824,338
Number of shares outstanding	83,770,254	89,824,338